11. BUSINESS SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Business Segments Tables
BUSINESS SEGMENTS

For the three months ended June 30, 2014:

	Wholesale Supply	Real Estate Leasing	Consulting Services	Total
Net revenue	$435	$28,765	$33,600	$62,800

Operating expenses and other	4,888	4,101	276,618	285,607

Income (loss)	$(4,453)	$24,664	$(243,018)	$(222,807)

For the six months ended June 30, 2014:

	Wholesale Supply	Real Estate Leasing	Consulting Services	Total
Net revenue	$435	$57,530	$53,600	$111,565

Operating expenses and other	4,888	359,722	1,175,684	1,540,294

Income (loss)	$(4,453)	$(302,192)	$(1,122,084)	$(1,428,729)

Property and equipment, net	$454,771	$1,132	$2,067	$457,970

Receivables, net	$--	$81,922	$27,547	$109,469

Inventory	$26,247	$--	$--	$26,247